Fair value of assets and liabilities	12 Months Ended
Dec. 31, 2020
Fair value of assets and liabilities
Fair value of assets and liabilities

3. Fair value of assets and liabilities

For a description of the fair value hierarchy and the Group’s fair value methodologies, see “Note 2—Summary of Significant Accounting Policies”.

Financial Instruments Recorded at Fair Value on a Recurring Basis

The following tables present the fair value hierarchy for assets and liabilities measured at fair value on a recurring basis:

				Balance at Fair
	Level 1	Level 2	Level 3	Value
December 31, 2019	(RMB)	(RMB)	(RMB)	(RMB)
Assets
Loans at fair value	—	—	2,782,332,885	2,782,332,885
Financial guarantee derivative	—	—	719,962,262	719,962,262
Total assets	—	—	3,502,295,147	3,502,295,147
Payable to investors at fair value	—	—	3,006,349,475	3,006,349,475
Total liabilities	—	—	3,006,349,475	3,006,349,475

				Balance at Fair
	Level 1	Level 2	Level 3	Value
December 31, 2020	(RMB)	(RMB)	(RMB)	(RMB)
Assets
Loans at fair value	—	—	1,585,731,888	1,585,731,888
Financial guarantee derivative	—	—	297,928,066	297,928,066
Short-term investment	6,000,000	—	—	6,000,000
Total assets	6,000,000	—	1,883,659,954	1,889,659,954
Payable to investors at fair value	—	—	1,914,183,650	1,914,183,650
Financial guarantee derivative	—	—	130,442,090	130,442,090
Total liabilities	—	—	2,044,625,740	2,044,625,740

				Balance at Fair
	Level 1	Level 2	Level 3	Value
December 31, 2020	(US$)	(US$)	(US$)	(US$)
Assets
Loans at fair value	—	—	243,024,044	243,024,044
Financial guarantee derivative	—	—	45,659,474	45,659,474
Short-term investment	919,540	—	—	919,540
Total assets	919,540	—	288,683,518	289,603,058
Payable to investors at fair value	—	—	293,361,480	293,361,480
Financial guarantee derivative	—	—	19,991,125	19,991,125
Total liabilities	—	—	313,352,605	313,352,605

Financial guarantee derivative

The Group uses the discounted cash flow model to value the financial guarantee derivatives. Significant unobservable inputs applied in the discounted cash flow model included expected default rates at inception, which ranged from 4.79% to 17.87% for the year ended December 31, 2020.

The following table sets forth the asset side of Group’s financial guarantee derivative movement activities for the years ended December 31, 2019 and 2020.

	For loans facilitated in	For loans facilitated in
	2018	2019	Total
Year ended December 31, 2019	RMB	RMB	RMB
Balance at December 31, 2018	(358,249,913)	—	(358,249,913)
Estimated payment to ZhongAn based on the pre-agreed Cap(1)	—	2,270,629,689	2,270,629,689
Less: Initially estimated net guarantee service fee to be collected(2)	—	2,039,737,713	2,039,737,713
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans(3)	16,050,795	(570,943)	15,479,852
Change in fair value of financial guarantee derivative	16,050,795	230,321,033	246,371,828
Add: Guarantee service fee received from borrowers	713,157,422	1,164,728,075	1,877,885,497
Less: Compensation paid to ZhongAn	370,958,304	2,115,011,370	2,485,969,674
Balance at December 31, 2019	—	(719,962,262)	(719,962,262)
Potential maximum undiscounted amount payable (Remaining estimated payment to ZhongAn based on the pre-agreed Cap at December 31, 2019)	—	155,618,319	155,618,319
Changes in fair value related to balance outstanding at December 31, 2019	—	120,363,772	120,363,772

	For loans facilitated in	For loans facilitated in
	2019	2020	Total	Total
Year ended December 31, 2020	RMB	RMB	RMB	USD
Balance at December 31, 2019	(719,962,262)	—	(719,962,262)	(110,339,044)
Estimated payment to ZhongAn based on the pre-agreed Cap (1)	—	1,268,778,377	1,268,778,377	194,448,793
Less: Initially estimated net guarantee service fee to be collected (2)	—	1,151,250,106	1,151,250,106	176,436,798
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans (3)	57,152,814	(41,440,640)	15,712,174	2,407,996
Change in fair value of financial guarantee derivative	57,152,814	76,087,631	133,240,445	20,419,991
Add: Guarantee service fee received from borrowers	818,427,767	622,533,675	1,440,961,442	220,837,003
Less: Compensation paid to ZhongAn	155,618,319	996,549,372	1,152,167,691	176,577,424
Balance at December 31, 2020	—	(297,928,066)	(297,928,066)	(45,659,474)
Potential maximum undiscounted amount payable (Remaining estimated payment to ZhongAn based on the pre-agreed Cap at December 31, 2020)	—	272,229,005	272,229,005	41,720,920
Changes in fair value related to balance outstanding at December 31, 2020	—	39,915,887	39,915,887	6,117,377

Note:

(1) Amount represents estimated payment to ZhongAn which is the aggregated amount of guarantee fees, which would be the amount of loan principle multiplied by annualized guarantee fee ratio. The obligation is not influenced by default and early repayment of borrowers.

(2) Amount represents estimated guarantee service fees to be collected for loans newly facilitated during each vintage period according to the guarantee service agreement with the borrowers, net of estimated defaults and prepayments.

(3) Amount represents the subsequent adjustment to update the estimated net guarantee service fees to be collected for all outstanding loans as a result of changes in estimated default or prepayment rates.

The following table sets forth the liability side of Group’s financial guarantee derivative movement activities for the years ended December 31, 2020.

	For loans facilitated in
	2020
Year ended December 31, 2020	RMB	USD
Balance at December 31, 2019	—	—
Estimated payment to financial guarantee companies based on the pre-agreed Cap (1)	527,660,148	80,867,456
Less: Initially estimated net guarantee service fee to be collected (2)	484,555,120	74,261,321
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans (3)	(12,675,358)	(1,942,584)
Change in fair value of financial guarantee derivative	30,429,670	4,663,552
Add: Guarantee service fee received from borrowers	173,018,461	26,516,239
Less: Compensation paid to financial guarantee companies	73,006,041	11,188,666
Balance at December 31, 2020	130,442,090	19,991,125
Potential maximum undiscounted amount payable (Remaining estimated payment to financial guarantee companies based on the pre-agreed Cap at December 31, 2020)	454,654,107	69,678,790
Changes in fair value related to balance outstanding at December 31, 2020	21,496,996	3,294,559

Note:

(1) Amount represents estimated payment to financing guarantee companies which is the aggregated amount of guarantee fees, which would be the amount of loan principle multiplied by annualized guarantee fee ratio. The obligation is not influenced by default and early repayment of borrowers.

(2) Amount represents estimated guarantee service fees to be collected for loans newly facilitated during each vintage period according to the guarantee service agreement with the borrowers, net of estimated defaults and prepayments.

(3) Amount represents the subsequent adjustment to update the estimated net guarantee service fees to be collected for all outstanding loans as a result of changes in estimated default or prepayment rates.

The change in fair value of financial guarantee derivative primarily relates the Group’s estimated exposure in relation to the loans newly facilitated during the corresponding period, as the Group is obligated to compensate ZhongAn and financing guarantee companies under the guarantee arrangement based on the contractual guarantee fees charged to borrowers across the entire portfolio subject to a pre-agreed Cap rather than the actual guarantee fees collected from the borrowers. The change in fair value amount equals to the portion of amounts obligated to pay to ZhongAn and financing guarantee companies that are not expected to be collected from the borrowers due to the estimated default or prepayment. The derivative is increased by the guarantee fees collected from the borrowers upon receipt as the Group expects all the fees to be ultimately paid to ZhongAn and financing guarantee companies. When the payments are made to ZhongAn and financing guarantee companies, the derivative is reduced by the corresponding amount. The total loan products related to guarantee derivatives facilitated during the years ended December 31, 2019 and 2020 were RMB27,942,291,698 and RMB22,050,765,318  (US$ 3,379,427,635), respectively.

As of December 31, 2019 and 2020, financial guarantee derivatives related to Zhongan has an asset position of RMB719,962,262 and RMB297,928,066  (US$45,659,474) respectively, primarily due to the time lag between the payments to ZhongAn and the collection of monthly guarantee service fees from borrowers. As of December 31, 2019 and 2020, the cumulative amount paid to ZhongAn was less than the cumulative monthly guarantee service fees collected from borrowers. However, the total amount paid to ZhongAn was still within the pre-agreed Cap with ZhongAn. The excess is expected to be fully collected from the borrowers during the remaining term of the underlying loans. As of December 31, 2019 and 2020, the maximum potential undiscounted future payment the Group would be required to make is RMB155,618,319 and RMB272,229,005 (US$41,720,920) respectively which also reflects the maximum potential payment to ZhongAn based on the pre-agreed Cap.

As of December 31, 2020, financial guarantee derivatives related to financing guarantee companies has an liability position of RMB 130,442,090 (US$ 19,991,125). As of December 31, 2020, the maximum potential undiscounted future payment the Group would be required to make is RMB454,654,107 (US$69,678,790) which also reflects the maximum potential payment to financing guarantee companies based on the pre-agreed Cap.

The following table represents the outstanding loan balance, remaining weighted average contractual term and estimated default rate of the outstanding loans as of December 31, 2019 and 2020, respectively.

	As of	As of	As of
	December 31,	December 31,	December 31,
	2019	2020	2020
	RMB	RMB	US$
Outstanding loan balance	12,492,069,873	11,349,182,478	1,739,338,311
Remaining weighted average contractual term (Month)	7.13	8.16	8.16
Estimated default rate	10.13%	5.75%	5.75%

Loans at fair value and Payable to investors at fair value

The Group has elected the fair value option for the loan assets and liabilities of the Consolidated Trusts that otherwise would not have been carried at fair value. Such election is irrevocable and is applied to financial instruments on an individual basis at initial recognition.

As the Group’s loans and payable to investors in the Consolidated Trusts do not trade in an active market with readily observable prices, the Group uses significant unobservable inputs to measure the fair value of these assets and liabilities. Financial instruments are categorized in the Level 3 valuation hierarchy based on the significance of unobservable factors in the overall fair value measurement. At December 31, 2019 and 2020, the discounted cash flow methodology is used to estimate the fair value of loans and payables to investors and institutional funding partners.

As of December 31, 2019 and 2020, the significant unobservable inputs used in the fair value measurement of the loans and payables to investors and institutional funding partners of the Consolidated Trusts include the discount rate, net accumulative expected loss. These inputs in isolation can cause significant increases or decreases in fair value. Increases or decrease in the discount rate can significantly impact the fair value results. The discount rate is determined based on the market rates.

Significant Unobservable Inputs

		December 31, 2019	December 31, 2020
		Range of Inputs	Range of Inputs
Financial Instrument	Unobservable Input	Weighted-Average	Weighted-Average
Loans and payable to investors at fair value	Discount rates	8.28%	7.77%
	Net cumulative expected loss rates (1)	9.99%	5.88%

(1)    Represents the net of default rate, prepayment rate and collection rate, expressed as a percentage of the loan volume.

The following table presents additional information about Level 3 loans and payable to investors measured at fair value on a recurring basis for the years ended December 31, 2019 and 2020. Changes in fair value of loans and payable to investors are reported net as “Fair value adjustments related to Consolidated Trusts” in the consolidated statements of comprehensive income(loss).

RMB

							Changes in fair
							value related to
							balance
	Balance at	Origination				Balance at	outstanding at
	December 31,	of loan	Collection of	Reinvestment	Change in	December	December 31,
	2018	principal	principal	of principal	fair value	31, 2019	2019
Xiaoying Credit Loan	33,417,119	4,229,716,166	(2,253,437,828)	708,474,895	64,162,533	2,782,332,885	62,412,104

RMB

							Changes in fair
							value related to
							balance
	Balance at	Origination				Balance at	outstanding at
	December 31,	of loan	Collection of	Reinvestment	Change in	December	December 31,
	2019	principal	principal	of principal	fair value	31, 2020	2020
Xiaoying Credit Loan	2,782,332,885	1,521,546,428	(5,155,380,196)	2,494,613,045	(57,380,274)	1,585,731,888	5,031,830

USD

							Changes in fair
							value related to
							balance
	Balance at	Origination				Balance at	outstanding at
	December 31,	of loan	Collection of	Reinvestment	Change in	December	December 31,
	2019	principal	principal	of principal	fair value	31, 2020	2020
Xiaoying Credit Loan	426,411,170	233,187,192	(790,096,581)	382,316,175	(8,793,912)	243,024,044	771,162

Payable to investors at
fair value of the
Consolidated Trusts
RMB
Balance at December 31, 2018	—
Initial contribution	4,313,060,000
Principal payment	(1,306,710,525)
Changes in fair value	—
Balance at December 31, 2019	3,006,349,475
Changes in fair value related to balance outstanding at December 31, 2019	—

	Payable to investors at
	fair value of the
	Consolidated Trusts
	RMB	US$
Balance at December 31, 2019	3,006,349,475	460,743,215
Initial contribution	1,537,760,000	235,672,031
Principal payment	(2,629,925,825)	(403,053,766)
Changes in fair value	—	—
Balance at December 31, 2020	1,914,183,650	293,361,480
Changes in fair value related to balance outstanding at December 31, 2020	—	—

The unpaid balance of loans at fair value as of December 31, 2019 and 2020 were RMB2,719,920,781 and RMB1,580,700,058 (US$242,252,882). The difference between the aggregate fair value and unpaid principal balance for loans at fair value is primarily attributable to the credit risk associated with the loan collections and time value of money, amounted to RMB62,412,104 and RMB5,031,830  (US$771,162) as of December 31, 2019 and 2020, respectively.

The unpaid balance of payable to investors as of December 31, 2019 and 2020 were RMB3,006,349,475 and RMB1,914,183,650  (US$293,361,480). The difference between the aggregate fair value and unpaid principal balance for payable to investors at fair value is primarily due to the time value of money, amounted nil and nil respectively as of December 31, 2019 and 2020.

The difference between the aggregate fair value and unpaid principal balance for both loans at fair value and payable to investors at fair value was recorded in Fair value adjustments related to Consolidated Trusts in the consolidated statements of comprehensive income(loss).

Financial Instruments Recorded at Fair Value on a non‑recurring basis

The Group records its loans held for sale at fair value on a non-recurring basis when the fair value is less than the carrying amount. Given most of loans held for sale are traded with unrelated third party investors or institutional funding partners in a short period of time at face value, the Group determines that the face value of loans approximate its fair value upon origination and are classified as level 2 fair value measurement.

Financial Instruments Not Recorded at Fair Value

Financial instruments, including cash and cash equivalents, accounts receivable and contract assets, other payable, short-term bank borrowings and amounts due from related party. The carrying values of cash and cash equivalents, accounts receivable and contract assets, other payable, short-term bank borrowings and amounts due from related party approximate their fair value reported in the consolidated balance sheets due to the short term nature of these assets and liabilities.